CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($)
Prepaid Expenses and Other Assets [Member]
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 13,227